Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2017	2016
Argentine Peso / U.S. Dollar	(64,482)	(60,204)
Euro / U.S. Dollar	(365,926)	(406,814)
U.S. Dollar / Brazilian Real	(183)	125,880

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2017		2016
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	946,215	98%	820,600	98%
Variable rate	19,644	2%	19,636	2%
Total	965,859		840,236

Disclosure of detailed information about financial instruments at fair value by category and levels [text block]
		Measurement Categories				At Fair Value
December 31, 2017	Carrying Amount	Loans & Receivables	Held to Maturity	Available for sale	Fair value through profit and loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	330,221	150,948	-	-	179,273	179,273	-	-
Cash at banks	150,948	150,948	-	-	-	-	-	-
Liquidity funds	66,033	-	-	-	66,033	66,033	-	-
Short – term investments	113,240	-	-	-	113,240	113,240	-	-
Other investments	1,192,306	-	220,838	-	971,468	459,476	511,992	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	437,406	-	-	-	437,406	9,943	427,463	-
Certificates of deposits	297,788	-	-	-	297,788	-	297,788	-
Commercial papers	9,943	-	-	-	9,943	9,943	-	-
Other notes	129,675	-	-	-	129,675	-	129,675	-
Bonds and other fixed income	754,800	-	220,838	-	533,962	449,533	84,429	-
U.S. government securities	130,477	-	-	-	130,477	130,477	-	-
Non - U.S. government securities	161,063	-	36,283	-	124,780	124,780	-	-
Corporates securities	378,831	-	184,555	-	194,276	194,276	-	-
Structured notes	68,044	-	-	-	68,044	-	68,044	-
Mortgage and asset-backed securities	16,385	-	-	-	16,385	-	16,385	-
Others	100	-	-	-	100	-	100	-
Other Investments Non- current	128,335	-	123,498	-	4,837	-	-	4,837
Bonds and other fixed income	123,498	-	123,498	-	-	-	-	-
Other investments	4,837	-	-	-	4,837	-	-	4,837
Trade receivables	1,214,060	1,214,060	-	-	-	-	-	-
Receivables C and NC	327,258	176,716	-	-	8,230	-	8,230	-
Foreign exchange derivatives contracts	8,230	-	-	-	8,230	-	8,230	-
Other receivables	176,716	176,716	-	-	-	-	-	-
Other receivables (non-financial)	142,314	-	-	-	-	-	-	-
Available for sale assets (*)	21,572	-	-	21,572	-	-	-	21,572
Total		1,541,724	344,336	21,572	1,163,808	638,749	520,222	26,409
Liabilities
Borrowings C and NC	965,859	965,859	-	-	-	-	-	-
Trade payables	750,739	750,739	-	-	-	-	-	-
Other liabilities	197,504	-	-	-	39,799	-	39,799	-
Foreign exchange derivatives contracts	39,799	-	-	-	39,799	-	39,799	-
Other liabilities (non-financial)	157,705	-	-	-	-	-	-	-
Total		1,716,598	-	-	39,799	-	39,799	-
		Measurement Categories				At Fair Value
December 31, 2016	Carrying Amount	Loans & Receivables	Held to Maturity	Available for sale	Fair value through profit and loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	399,737	92,730	-	-	307,007	307,007	-	-
Cash at banks	92,730	92,730	-	-	-	-	-	-
Liquidity funds	215,807	-	-	-	215,807	215,807	-	-
Short – term investments	91,200	-	-	-	91,200	91,200	-	-
Other investments Current	1,633,142	-	246,031	-	1,387,111	607,866	779,245	-
Fixed income (time-deposit, zero cupon bonds, commercial papers)	782,029	-	-	-	782,029	76,260	705,769	-
Non - U.S. sovereign bills	41,370	-	-	-	41,370	41,370	-	-
Certificates of deposits	525,068	-	-	-	525,068	-	525,068	-
Commercial papers	34,890	-	-	-	34,890	34,890	-	-
Other notes	180,701	-	-	-	180,701	-	180,701	-
Bonds and other fixed income	841,638	-	246,031	-	595,607	522,131	73,476	-
U.S. government securities	216,732	-	-	-	216,732	216,732	-	-
Non - U.S. government securities	88,805	-	32,644	-	56,161	56,161	-	-
Corporates securities	462,625	-	213,387	-	249,238	249,238	-	-
Mortgage and asset-backed securities	73,476	-	-	-	73,476	-	73,476	-
Fund investments	9,475	-	-	-	9,475	9,475	-	-
Other Investments Non- current	249,719	-	248,049	-	1,670	-	-	1,670
Bonds and other fixed income	248,049	-	248,049	-	-	-	-	-
Other investments	1,670	-	-	-	1,670	-	-	1,670
Trade receivables	954,685	954,685	-	-	-	-	-	-
Receivables C and NC	321,718	176,990	-	-	2,759	-	2,759	-
Foreign exchange derivatives contracts	2,759	-	-	-	2,759	-	2,759	-
Other receivables	176,990	176,990	-	-	-	-	-	-
Other receivables (non-financial)	141,969	-	-	-	-	-	-	-
Available for sale assets (*)	21,572	-	-	21,572	-	-	-	21,572
Total		1,224,405	494,080	21,572	1,698,547	914,873	782,004	23,242
Liabilities
Borrowings C and NC	840,236	840,236	-	-	-	-	-	-
Trade payables	556,834	556,834	-	-	-	-	-	-
Other liabilities	183,887	-	-	-	42,635	-	42,635	-
Foreign exchange derivatives contracts	42,635	-	-	-	42,635	-	42,635	-
Other liabilities (non-financial)	141,252	-	-	-	-	-	-	-
Total		1,397,070	-	-	42,635	-	42,635	-

Disclosure of fair value measurement of assets [text block]
	Year ended December 31,
	2017	2016
	Assets / Liabilities
At the beginning of the year	23,242	23,234
Acquisition	3,681	-
Decrease due to write down	(564)	-
Currency translation adjustment and others	50	8
At the end of the year	26,409	23,242